Income Tax - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 4,906		€ 4,906
+ Income tax expense (benefit)	414	€ 40
Deferred tax liabilities	€ 491		€ 510